Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)	12 Months Ended
Dec. 31, 2013
Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)

(24) Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)

Changes in AOCI by component consist of the following:

	Year ended December 31, 2013
			Net gain
	Net		(loss)	Foreign	Pension and
	unrealized	OTTI	on cash flow	currency	postretirement
	gain on	losses in	hedging	translation	plan
	securities	OCI	instruments	adjustments	adjustments	Total AOCI
Beginning balance	$2,206,473	11,313	1,463	13,993	(337)	2,232,905
OCI before reclassifications	(1,151,346)	(6,431)	(443)	(1,650)	189	(1,159,681)
Amounts reclassified from AOCI	(74,350)	3,932	—	—	(22)	(70,440)

Net OCI	(1,225,696)	(2,499)	(443)	(1,650)	167	(1,230,121)

Ending balance	$980,777	8,814	1,020	12,343	(170)	1,002,784

	Year ended December 31, 2012
			Net gain
	Net		(loss)	Foreign	Pension and
	unrealized	OTTI	on cash flow	currency	postretirement
	gain on	losses in	hedging	translation	plan
	securities	OCI	instruments	adjustments	adjustments	Total AOCI
Beginning balance	$1,871,918	3,533	3,226	13,389	(111)	1,891,955
OCI before reclassifications	484,260	8,671	(1,763)	604	(210)	491,562
Amounts reclassified from AOCI	(149,705)	(891)	—	—	(16)	(150,612)

Net OCI	334,555	7,780	(1,763)	604	(226)	340,950

Ending balance	$2,206,473	11,313	1,463	13,993	(337)	2,232,905

Reclassifications from AOCI consist of the following:

	Amount Reclassified from AOCI		Affected line item
	December 31,		in the consolidated
AOCI	2013	2012	statement of operations
Net unrealized gain on securities:
Available-for-sale securities	$114,385	230,316	Realized investment gains, net
	(40,035)	(80,611)	Income tax expense (benefit)

	74,350	149,705	Net income (loss)

OTTI Losses in OCI:
Other than temporary impairments	(6,049)	1,371	Realized investment gains, net
	2,117	(480)	Income tax expense (benefit)

	(3,932)	891	Net income (loss)
Pension and other postretirement plan adjustments	34	25	General and administrative expenses
Amortization of actuarial gains (losses)	(12)	(9)	Income tax expense (benefit)

	22	16	Net income (loss)

Total amounts reclassified from AOCI	$70,440	150,612	Total net income (loss)